Benefit Plans - Net Pension and Other Postretirement Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 71	$ 84	$ 75
Interest cost	93	87	91
Expected return on plan assets	(126)	(116)	(104)
Amortization of prior service credit	(15)	(13)	(11)
Amortization of loss	49	75	56
Curtailment/settlement loss	3	6	20
Net pension and postretirement cost	74	123	128
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	6	6
Interest cost	9	10	13
Amortization of prior service credit	(4)	(1)	(1)
Amortization of loss	2	4	5
Curtailment/settlement loss			(1)
Net pension and postretirement cost	$ 10	$ 19	$ 21